Statement of Financial Position, Classified - Real Estate Operations (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and equivalents	$ 168,241	$ 219,566	$ 15,990
Receivable from DNR Oil & Gas, Inc.:
Oil and gas sales, net of production costs	106,957	165,283
Other	38,444	15,597	12,625
Prepaid expenses and other	147,874	207,338	85,139
Total Current Assets	461,516	607,784	113,754
Oil and gas properties, at cost, successful efforts method:
Proved properties	9,219,558	9,056,032
Unevaluated properties	310,288	287,728
Natural gas gathering system	442,195	442,195	442,195
Furniture and equipment	22,522	22,522	19,662
Total property and equipment	9,994,563	9,808,477	461,857
Less accumulated depreciation, depletion and amortizatio	(876,551)	(525,154)	(184,121)
Net Property and Equipment	9,118,012	9,283,323	277,736
TOTAL ASSETS	9,579,528	9,891,107	391,490
Payable to DNR Oil & Gas, Inc.:
Oil and gas property acquisition costs	291,616	826,791
Gas gathering operating costs	436,403	416,835	402,558
Operator fees and other	151,748	151,748	117,518
Unrelated parties	96,912	92,019	60,029
Notes and advances payable:
Directors	245,950	109,319	704,475
Unrelated parties	250,000	250,000
Accrued interest expense	39,375	88,303	152,943
Director fees payable	30,000	90,000	98,000
Commissions payable for private placement of preferred stock		105,000
Accrued payroll taxes		111,690	111,690
Accrued consulting services payable in common stock	48,750	18,750	536,528
Current portion of asset retirement obligations	67,527	15,398
Other accrued costs and expenses		111,061	40,596
Other accrued costs and expenses	258,040	216,061
Total Current Liabilities	1,916,321	2,275,224	2,224,337
Long-Term Liabilities:
Acquisition costs payable to DNR Oil & Gas, Inc.	250,000
Asset retirement obligations, net of current portion	599,840	637,842
Total Long-Term Liabilities	849,840	637,842
Total Liabilities	2,766,161	2,913,066	2,224,337
Commitments and Contingencies (Note 3, 5 and 9)
Stockholders' Equity:
Convertible Class A preferred stock	0	0	0
Common stock, no par value; authorized 499,000,000 shares, issued and outstanding 4,972,635 in 2010, 7,764,476 in 2011 and 7,979,803 in 2012	17,151,096	16,904,154	13,611,903
Accumulated deficit	(15,361,100)	(14,949,484)	(15,444,750)
Total Stockholders' Equity (Deficit)	6,813,367.0	6,978,041.0	(1,832,847.0)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,579,528	9,891,107	391,490
Series 1; authorized 30,000 shares, issued and outstanding 522.5 shares in 2011 and 2012, liquidation preference of $5,420,938 in 2011 and 2012
Stockholders' Equity:
Convertible Class A preferred stock	5,023,371	5,023,371
Series 2; authorized 2,500 shares, no shares issued and outstanding in 2011 and 2012
Stockholders' Equity:
Convertible Class A preferred stock